Consolidated Balance Sheets - USD ($) $ in Thousands	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	May 31, 2023
Current assets:
Cash and cash equivalents	$ 15,655			$ 11,903				$ 3,110
Restricted cash				0				6,704
Prepaid expenses	448			252				463
Prepaid service fees	2,335			3,723				538
Other receivables (Note 9)				2,000
Total current assets	18,438			17,878				10,815
Other non-current assets	59			169				321
Total assets	18,497			18,047				11,136
Current liabilities:
Accounts payable	13,478			14,692				29,561
Accrued liabilities and compensation	15,825			2,206				2,810
Accrued interest on convertible notes	11,750			18,151				15,227
Accrued dividends on convertible preferred stock	9,375			8,269				6,791
Convertible notes payable, net				27,200				29,793
Total current liabilities	50,428			70,518				84,182
Long-term liabilities:
Operating leases				0				141
Other liabilities (Note 9)	43,571			43,571				43,571
Total liabilities	122,784			114,089				127,894
Commitments and Contingencies (Note 9)
Stockholders' deficit:
Preferred stock
Common stock, $0.001 par value; 1,750,000 shares authorized; 1,249,264 and 1,059,002 issued, and 1,248,978 and 1,058,559 outstanding at May 31, 2025 and May 31, 2024, respectively	1,358			1,249				1,059
Treasury stock, $0.001 par value; 286 and 443 shares at May 31, 2025 and May 31, 2024, respectively
Additional paid-in capital	814,978			790,495				773,714
Accumulated deficit	(920,623)			(887,786)				(891,531)
Total stockholders' deficit	(104,287)	$ (119,747)	$ (99,504)	(96,042)	$ (92,979)	$ (89,390)	$ (85,210)	(116,758)	$ (109,501)
Total liabilities and stockholders' deficit	18,497			18,047				11,136
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	4,243			3,769				3,135
Stockholders' deficit:
Preferred stock
Series D Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	5,132			4,500				3,656
Stockholders' deficit:
Preferred stock